Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (43,328)	$ (58,990)	$ (57,429)
Foreign currency translation adjustments	(2,494)	(920)	(4,946)
Comprehensive loss	$ (45,822)	$ (59,910)	$ (62,375)